Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Basic and diluted loss per share (in Dollars per share)	$ (0.95)	$ (3.2)	$ (3.67)